Other provisions, other current liabilities and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other provisions, other current liabilities and other non-current liabilities
Schedule of Other provisions
December 31, ($ in millions) 2022 2021
Contract-related provisions

615 762
Provision for insurance-related

reserves

171 174
Restructuring and restructuring-related

provisions

145 188
Provisions for contractual

penalties and compliance

and litigation matters

49 63
Other

191 199
Total 1,171 1,386

Schedule of Other current liabilities
December 31, ($ in millions) 2022 2021
Employee-related liabilities

1,490 1,547
Accrued expenses 872 768
Non-trade payables 681 644
Accrued customer rebates 315 322
Income taxes payable 312 378
Other tax liabilities 285 298
Derivative liabilities (see Note

6)

121 133
Deferred income 102 95
Pension and other employee

benefits
38 41
Accrued interest 38 28
Other

69 113
Total 4,323 4,367

Schedule of Other non-current liabilities
December 31, ($ in millions) 2022 2021
Income tax related liabilities

1,287 1,458
Derivative liabilities (see Note

6)

367 130
Provisions for contractual

penalties and compliance

and litigation matters

67 129
Contract liabilities (see Note

8)

59 —
Employee-related liabilities

45 59
Environmental provisions 42 39
Deferred income 33 74
Other

185 227
Total 2,085 2,116